INVENTORY (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials and components		$ 9,428	$ 10,715
Work in progress		21,875	21,618
Spare parts		6,584	5,743
Finished goods		743	1,193
Total inventory	[1]	$ 38,630	$ 39,269

[1]	The total amount of Rotables included in the company inventory for the years ended December 31, 2017 and 2016 were $8,615 and $8,345, respectively.